Stock Based Compensation (Tables)	12 Months Ended
Dec. 31, 2013
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Summary of Option Activity

A summary of option activity under the stock option plans during the years ended December 31, 2013 and 2012 is presented below:

	Options Available	Options Outstanding	Weighted Average Exercise Price
Balance at December 31, 2011	—	49,100	$11.14

Exercised	—	(6,260)	4.81
Authorized	—	—	—
Forfeited	—	(1,650)	12.06
Granted	—	—	—
Expired	—	—	—

Balance at December 31, 2012	—	41,190	12.06

Exercised	—	—	—
Authorized	—	—	—
Forfeited	—	—	—
Granted	—	—	—
Expired	—	—

Balance at December 31, 2013	—	41,190	$12.06

Summary of Exercise Prices, Number of Options Outstanding and Number of Options Exercisable

The following table sets forth the exercise prices, the number of options outstanding and the number of options exercisable at December 31, 2013:

Exercise Price	Number of Options Outstanding	Weighted Average Exercise Price	Weighted Average Contractual Life Remaining (Years)	Number of Options Exercisable	Weighted Average Exercise Price
$12.06	41,190	12.06	3.4	41,190	12.06

Total/Average	41,190	$12.06	3.4	41,190	$12.06